Reportable Segments (Financial Information by Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advances to and investments in unconsolidated affiliates	$ 4,280				$ 5,003				$ 4,280	$ 5,003	$ 3,760
Property, Plant and Equipment, Additions									5,983	8,660	5,461
Assets	70,191				65,173				70,191	65,173	62,518
Equity in earnings from unconsolidated affiliates									59	469	332
Depreciation, depletion and amortization									1,986	1,929	1,669
Cost of products sold (see Note 3)									15,394	27,029	48,414
Revenues	6,526	$ 5,531	$ 5,289	$ 4,481	5,825	$ 6,601	$ 11,540	$ 10,326	21,827	34,292	55,475
Intrastate Transportation And Storage [Member]
Advances to and investments in unconsolidated affiliates	387				406				387	406	423
Property, Plant and Equipment, Additions									76	105	169
Assets	5,164				4,882				5,164	4,882	4,983
Equity in earnings from unconsolidated affiliates									35	32	27
Depreciation, depletion and amortization									144	129	125
Cost of products sold (see Note 3)									1,897	1,554	2,169
Revenues									2,613	2,250	2,857
Intrastate Transportation And Storage [Member] | External Customers [Member]
Revenues									2,155	1,912	2,645
Intrastate Transportation And Storage [Member] | Intersegment [Member]
Revenues									458	338	212
Interstate Transportation and Storage [Member]
Advances to and investments in unconsolidated affiliates	2,149				2,516				2,149	2,516	2,649
Property, Plant and Equipment, Additions									280	860	411
Assets	10,833				11,345				10,833	11,345	10,779
Equity in earnings from unconsolidated affiliates									193	197	196
Depreciation, depletion and amortization									207	210	203
Revenues									969	1,025	1,072
Interstate Transportation and Storage [Member] | External Customers [Member]
Revenues									946	1,008	1,057
Interstate Transportation and Storage [Member] | Intersegment [Member]
Revenues									23	17	15
Midstream [Member]
Advances to and investments in unconsolidated affiliates	111				117				111	117	138
Property, Plant and Equipment, Additions									1,255	2,172	1,298
Assets	17,873				17,039				17,873	17,039	15,534
Equity in earnings from unconsolidated affiliates									19	(19)	10
Depreciation, depletion and amortization									840	720	568
Cost of products sold (see Note 3)									3,381	3,264	4,893
Revenues									5,179	5,056	6,823
Midstream [Member] | External Customers [Member]
Revenues									2,342	2,607	4,770
Midstream [Member] | Intersegment [Member]
Revenues									2,837	2,449	2,053
NGL and refined products transportation and services [Member]
Advances to and investments in unconsolidated affiliates	235				258				235	258	240
Property, Plant and Equipment, Additions									2,198	2,710	2,044
Assets	14,128				11,613				14,128	11,613	9,387
Equity in earnings from unconsolidated affiliates									41	29	20
Depreciation, depletion and amortization									355	290	218
Cost of products sold (see Note 3)									4,591	3,458	3,855
Revenues									6,535	5,118	5,125
NGL and refined products transportation and services [Member] | External Customers [Member]
Revenues									5,973	4,569	4,746
NGL and refined products transportation and services [Member] | Intersegment [Member]
Revenues									562	549	379
Crude oil transportation and services [Member]
Advances to and investments in unconsolidated affiliates	18				21				18	21	17
Property, Plant and Equipment, Additions									2,014	2,084	928
Assets	15,941				10,941				15,941	10,941	8,645
Equity in earnings from unconsolidated affiliates									(4)	(9)	0
Depreciation, depletion and amortization									251	218	192
Cost of products sold (see Note 3)									6,740	8,446	16,446
Revenues									7,896	9,267	17,182
Crude oil transportation and services [Member] | External Customers [Member]
Revenues									7,539	8,980	16,904
Crude oil transportation and services [Member] | Intersegment [Member]
Revenues									357	287	278
Other Segments [Member]
Advances to and investments in unconsolidated affiliates	1,380				1,685				1,380	1,685	293
Property, Plant and Equipment, Additions									160	729	611
Assets	$ 6,252				$ 9,353				6,252	9,353	13,190
Equity in earnings from unconsolidated affiliates									(225)	239	79
Depreciation, depletion and amortization									189	362	363
Cost of products sold (see Note 3)									2,942	14,029	24,129
Revenues									3,272	15,774	25,818
Other Segments [Member] | External Customers [Member]
Revenues									2,872	15,216	25,353
Other Segments [Member] | Intersegment [Member]
Revenues									400	558	465
Intersegment Eliminations [Member]
Cost of products sold (see Note 3)									(4,157)	(3,722)	(3,078)
Revenues									$ (4,637)	$ (4,198)	$ (3,402)